Business Combinations - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions, zł in Billions																					3 Months Ended		12 Months Ended
	Aug. 15, 2018 EUR (€)	Aug. 07, 2018 USD ($)	Jul. 03, 2018 EUR (€)	Apr. 03, 2018 EUR (€)	Apr. 03, 2018 GBP (£)	Nov. 01, 2017 EUR (€)	Jun. 28, 2017 USD ($)	Jun. 28, 2017 EUR (€)	Jan. 01, 2017 EUR (€)	Jan. 01, 2017 GBP (£)	Dec. 16, 2016	Aug. 11, 2016 EUR (€)	Jul. 01, 2016 EUR (€)	May 23, 2016 EUR (€)	May 23, 2016 GBP (£)	May 13, 2016 USD ($)	May 13, 2016 EUR (€)	May 03, 2016 EUR (€) Customers	Apr. 11, 2016 GBP (£)	Jan. 18, 2016 EUR (€)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Sep. 10, 2018 EUR (€)	Dec. 28, 2017 USD ($)	Jun. 30, 2017 PLN (zł)	Jan. 01, 2017 GBP (£)	Aug. 11, 2016 GBP (£)	May 23, 2016 GBP (£)	May 03, 2016 GBP (£)
Disclosure of detailed information about business combination [Line Items]
Business combination consideration transferred																							€ 89		€ 52
Fair value of net assets																							139,834		139,711
Cash included in the statement of financial position																							3,725		3,720	€ 3,727
Net assets transferred																						€ 1,900							zł 8.1
Underlying earnings before tax from cobined operations																							17
Gain loss on disposal of Investment																							(92)		431	327
Loss on reinsurance																							(9)		34	€ 45
Revaluation reserve																							3,461		4,920
Americas [member]
Disclosure of detailed information about business combination [Line Items]
Business disposal gain (loss)							$ 250	€ 231																$ 979	905
Reinsured liabilities | $							$ 14,000
Loss on the reinsurance transaction																								1,813	1,675
Revaluation reserves and cash flow hedging reserve																								1,018	941
Gains on sale of certain assets carried at amortized cost backing the insurance liabilities																								94	87
Other expenses related to the transaction																								$ 28	€ 26
BlackRock [member]
Disclosure of detailed information about business combination [Line Items]
Business combination consideration transferred																		€ 15,000															£ 12,000
Number of customer acquired | Customers																		350,000
Cofunds Ltd [member]
Disclosure of detailed information about business combination [Line Items]
Business combination consideration transferred									€ 171			€ 164																		£ 147	£ 140
Fair value of net assets									116																					99
Customer intangibles recoginsed									29																					25
Goodwill recognised									56	£ 48
Investments not recognised									96,000	£ 82,000
Net cash impact									51																					44
Acquisition date												Jan. 01, 2017
Cofunds Ltd [member] | Cofunds [member]
Disclosure of detailed information about business combination [Line Items]
Cash included in the statement of financial position									€ 121																					£ 104
Aegon Nederland N.V. [member]
Disclosure of detailed information about business combination [Line Items]
Business disposal gain (loss)													€ 11
Annual premium volume																				€ 90
Insurance related liabilities																				334
Consideration received																				€ 302
UK annuity portfolio [member]
Disclosure of detailed information about business combination [Line Items]
Business disposal gain (loss)														€ 682	£ 530
Reinsured liabilities | £															6,800
Consideration received | £															3,000				£ 6,000
Business disposal tax benefit														53	41
Loss on reinsurance														2,400	1,900
Revaluation reserve														1,800																		£ 1,400
Sale of business disposal related bonds | £																																£ 530
Cash outflow from sale of bonds														831	647
Business disposal expenses														€ 16	£ 13
Aegon Life Ukraine [member]
Disclosure of detailed information about business combination [Line Items]
Sale of interest percentage											100.00%
Transamerica financial advisors [member]
Disclosure of detailed information about business combination [Line Items]
Business disposal gain (loss)																					$ 58	€ 52
Consideration received																$ 49	€ 44
Contingent consideration received																$ 14	€ 13
Aegon Ireland Plc [member]
Disclosure of detailed information about business combination [Line Items]
Net proceeds of the transaction				€ 202	£ 177
Business disposal gain (loss)				(93)	(81)
Amount reclassified from other comprehensive income to income statement during disposal				€ 36	£ 31
Unirobe Mees Groep (UMG) [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration received from sale of business						€ 295
Gain loss on disposal of Investment						208
Estimated decrease on future underlying earnings before tax as compared to 2017 levels						€ 20
Transamerica Corporation [member]
Disclosure of detailed information about business combination [Line Items]
Reinsured liabilities | $		$ 700																										$ 750
Benefits from capital positions | $		$ 50
Banco Santander [member]
Disclosure of detailed information about business combination [Line Items]
Upfront consideration paid			€ 215
Additional upfront consideration payable			€ 75
Additional upfront consideration payment period			5 years
Robijn participates B.V. [member]
Disclosure of detailed information about business combination [Line Items]
Percentage acquired by the entity																											94.40%
Business combination consideration transferred																											€ 103
Fair value of the net assets																											18
Goodwill, business combination																											€ 85
NN Group [member]
Disclosure of detailed information about business combination [Line Items]
Business disposal gain (loss)	€ 80
Business sold, business combination	€ 155
Underlying earnings before tax from cobined operations																							€ 17